Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Summary of Long term investments
The Company’s long-term investments comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Investment without readily determinable fair value	1,715	1,065	163

Total long-term investments	1,715	1,065	163